Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 21, 2022	Nov. 26, 2021	Sep. 22, 2005
Stock-Based Compensation (Details) [Line Items]
Common stock proceeds (in Dollars)		$ 1,194	$ 2,890	$ 270
Total operations (in Dollars)		33,660	33,939	6,285
Unrecognized compensation costs (in Dollars)		$ 51,300	82,900
2005 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of share							82,952,149
Options, term		4 years
Date of grant		10 years
Option granted term, description		except when granted to a holder who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of Newegg Inc. any subsidiaries, in which case, the term of the option shall be no more than five years from the date of grant
Stock options exercised		2,178,788
Common stock proceeds (in Dollars)		$ 1,200	$ 2,900	$ 300
Exercise prices of per share (in Dollars per share)		$ 0.55
Stock options, exercised			6,305,365	1,457,517
Cashless exercises shares			1,348,897	1,085,990
Cashless exercises net shares			1,059,240	1,048,298
Total intrinsic value of stock options exercised (in Dollars)		$ 1,700	$ 24,300	$ 24,200
Unrecognized compensation costs (in Dollars)		$ 1,400	$ 4,600
Weighted average remaining vesting term		5 months 15 days	1 year 5 months 15 days	2 years 5 months 15 days
2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of share						7,374,900
Minimum [Member] | 2005 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise prices of per share (in Dollars per share)			$ 0.55	$ 0.44
Minimum [Member] | 2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of share					7,374,900
Maximum [Member] | 2005 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise prices of per share (in Dollars per share)			$ 0.73	$ 0.73
Maximum [Member] | 2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of share					16,374,900
Selling, General and Administrative Expenses [Member] | 2005 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Total operations (in Dollars)		$ 3,100	$ 3,200	$ 3,200
Selling, General and Administrative Expenses [Member] | 2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Total operations (in Dollars)		$ 30,500	$ 30,800	$ 3,100
Cashless exercise [Member] | 2005 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock options exercised		2,178,788
Stock options, exercised			4,956,468	371,527
Restricted Stock Units (RSUs) [Member] | 2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Date of grant		4 years
PRSUs granted shares		80,000	285,000
Performance Shares [Member] | 2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Option granted term, description		The vesting of each PRSU is based on financial performance tied to GMV. The vesting of PRSUs is determined at the end of each of the four-year performance periods. The payout can vary from zero to 100% based on actual results and performance goals may be adjusted by the Compensation Committee from time to time in its sole discretion.
PRSUs granted shares		1,386,445
Performance-based vesting restricted stock units	5,560,780